Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Vessel Operating Costs
Crew costs	$ 36,944	$ 38,637		$ 39,525
Technical maintenance expenses	20,987	16,174		15,604
Other operating expenses	18,811	18,886		21,143
Total	$ 76,742	$ 73,697	[1]	$ 76,272	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).